Property & Equipment (Tables)	12 Months Ended
Oct. 31, 2023
Property & Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net comprised of the following:
	October 31,	October 31,
	2023	2022
At Cost:
Equipment	56,407	71,355
Motor vehicles	100,987	338,886
Leasehold Improvement	501,817	502,969
Furniture and fixtures	4,735	7,884
	663,946	921,094
Less: Accumulated depreciation	324,372	284,107
Total, net	339,574	636,987